SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1999

MARKET OVERVIEW

U.S. ECONOMIC GROWTH
The U.S. economy, as measured by the real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or more--a rate considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion.

In a major revision of the GDP benchmark data going back four decades, the Commerce Department reported that, during the 1990s, growth was stronger, personal savings higher, and inflation lower than previously calculated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
         QUARTERLY PERCENTAGE CHANGE
              (ANNUALIZED RATE)
Q1 1990                         5.0%
Q2 1990                         1.0%
Q3 1990                        -0.6%
Q4 1990                        -3.0%
Q1 1991                        -1.7%
Q2 1991                         2.6%
Q3 1991                         1.3%
Q4 1991                         2.5%
Q1 1992                         4.3%
Q2 1992                         4.0%
Q3 1992                         3.1%
Q4 1992                         5.2%
Q1 1993                        -0.7%
Q2 1993                         2.1%
Q3 1993                         1.5%
Q4 1993                         6.0%
Q1 1994                         3.6%
Q2 1994                         5.7%
Q3 1994                         2.2%
Q4 1994                         5.1%
Q1 1995                         1.5%
Q2 1995                         0.8%
Q3 1995                         3.2%
Q4 1995                         3.3%
Q1 1996                         2.9%
Q2 1996                         6.9%
Q3 1996                         2.2%
Q4 1996                         4.9%
Q1 1997                         4.9%
Q2 1997                         5.1%
Q3 1997                         4.0%
Q4 1997                         3.1%
Q1 1998                         6.7%
Q2 1998                         2.1%
Q3 1998                         3.8%
Q4 1998                         5.9%
Q1 1999                         3.7%
Q2 1999                         1.9%
Q3 1999                         5.7%
Q4 1999                         5.8%

Source: Bloomberg L.P.

Concerns in 1998 over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT
December's unemployment rate of 4.1% was a 29-year low. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        U.S. UNEMPLOYMENT RATE
Jan-90                    5.4%
Feb-90                    5.3%
Mar-90                    5.2%
Apr-90                    5.4%
May-90                    5.4%
Jun-90                    5.2%
Jul-90                    5.5%
Aug-90                    5.7%
Sep-90                    5.9%
Oct-90                    5.9%
Nov-90                    6.2%
Dec-90                    6.3%
Jan-91                    6.4%
Feb-91                    6.6%
Mar-91                    6.8%
Apr-91                    6.7%
May-91                    6.9%
Jun-91                    6.9%
Jul-91                    6.8%
Aug-91                    6.9%
Sep-91                    6.9%
Oct-91                    7.0%
Nov-91                    7.0%
Dec-91                    7.3%
Jan-92                    7.3%
Feb-92                    7.4%
Mar-92                    7.4%
Apr-92                    7.4%
May-92                    7.6%
Jun-92                    7.8%
Jul-92                    7.7%
Aug-92                    7.6%
Sep-92                    7.6%
Oct-92                    7.3%
Nov-92                    7.4%
Dec-92                    7.4%
Jan-93                    7.3%
Feb-93                    7.1%
Mar-93                    7.0%
Apr-93                    7.1%
May-93                    7.1%
Jun-93                    7.0%
Jul-93                    6.9%
Aug-93                    6.8%
Sep-93                    6.7%
Oct-93                    6.8%
Nov-93                    6.6%
Dec-93                    6.5%
Jan-94                    6.8%
Feb-94                    6.6%
Mar-94                    6.5%
Apr-94                    6.4%
May-94                    6.1%
Jun-94                    6.1%
Jul-94                    6.3%
Aug-94                    6.0%
Sep-94                    5.8%
Oct-94                    5.8%
Nov-94                    5.6%
Dec-94                    5.5%
Jan-95                    5.6%
Feb-95                    5.4%
Mar-95                    5.3%
Apr-95                    5.8%
May-95                    5.8%
Jun-95                    5.6%
Jul-95                    5.6%
Aug-95                    5.7%
Sep-95                    5.6%
Oct-95                    5.5%
Nov-95                    5.7%
Dec-95                    5.6%
Jan-96                    5.6%
Feb-96                    5.5%
Mar-96                    5.6%
Apr-96                    5.5%
May-96                    5.6%
Jun-96                    5.3%
Jul-96                    5.5%
Aug-96                    5.1%
Sep-96                    5.2%
Oct-96                    5.2%
Nov-96                    5.3%
Dec-96                    5.4%
Jan-97                    5.3%
Feb-97                    5.3%
Mar-97                    5.1%
Apr-97                    5.0%
May-97                    4.7%
Jun-97                    5.0%
Jul-97                    4.7%
Aug-97                    4.9%
Sep-97                    4.7%
Oct-97                    4.7%
Nov-97                    4.6%
Dec-97                    4.7%
Jan-98                    4.5%
Feb-98                    4.6%
Mar-98                    4.6%
Apr-98                    4.3%
May-98                    4.3%
Jun-98                    4.5%
Jul-98                    4.5%
Aug-98                    4.5%
Sep-98                    4.5%
Oct-98                    4.5%
Nov-98                    4.4%
Dec-98                    4.3%
Jan-99                    4.3%
Feb-99                    4.4%
Mar-99                    4.2%
Apr-99                    4.3%
May-99                    4.2%
Jun-99                    4.3%
Jul-99                    4.3%
Aug-99                    4.2%
Sep-99                    4.2%
Oct-99                    4.1%
Nov-99                    4.1%
Dec-99                    4.1%

Source: Bloomberg L.P.

INFLATION
Price inflation continued to remain well contained. The CPI rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.4% for the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION  MONTHLY CONSUMER PRICE INDEX  QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                         5.2%                             5.5%
Feb-90                                         5.3%                             5.5%
Mar-90                                         5.2%                             5.5%
Apr-90                                         4.7%                             5.4%
May-90                                         4.4%                             5.4%
Jun-90                                         4.7%                             5.4%
Jul-90                                         4.8%                             5.2%
Aug-90                                         5.6%                             5.2%
Sep-90                                         6.2%                             5.2%
Oct-90                                         6.3%                             4.9%
Nov-90                                         6.3%                             4.9%
Dec-90                                         6.1%                             4.9%
Jan-91                                         5.7%                             4.6%
Feb-91                                         5.3%                             4.6%
Mar-91                                         4.9%                             4.6%
Apr-91                                         4.9%                             4.6%
May-91                                         5.0%                             4.6%
Jun-91                                         4.7%                             4.6%
Jul-91                                         4.4%                             4.3%
Aug-91                                         3.8%                             4.3%
Sep-91                                         3.4%                             4.3%
Oct-91                                         2.9%                             4.3%
Nov-91                                         3.0%                             4.3%
Dec-91                                         3.1%                             4.3%
Jan-92                                         2.6%                             4.0%
Feb-92                                         2.8%                             4.0%
Mar-92                                         3.2%                             4.0%
Apr-92                                         3.2%                             3.6%
May-92                                         3.0%                             3.6%
Jun-92                                         3.1%                             3.6%
Jul-92                                         3.2%                             3.5%
Aug-92                                         3.1%                             3.5%
Sep-92                                         3.0%                             3.5%
Oct-92                                         3.2%                             3.5%
Nov-92                                         3.0%                             3.5%
Dec-92                                         2.9%                             3.5%
Jan-93                                         3.3%                             3.5%
Feb-93                                         3.2%                             3.5%
Mar-93                                         3.1%                             3.5%
Apr-93                                         3.2%                             3.6%
May-93                                         3.2%                             3.6%
Jun-93                                         3.0%                             3.6%
Jul-93                                         2.8%                             3.6%
Aug-93                                         2.8%                             3.6%
Sep-93                                         2.7%                             3.6%
Oct-93                                         2.8%                             3.5%
Nov-93                                         2.7%                             3.5%
Dec-93                                         2.7%                             3.5%
Jan-94                                         2.5%                             3.2%
Feb-94                                         2.5%                             3.2%
Mar-94                                         2.5%                             3.2%
Apr-94                                         2.4%                             3.2%
May-94                                         2.3%                             3.2%
Jun-94                                         2.5%                             3.2%
Jul-94                                         2.8%                             3.2%
Aug-94                                         2.9%                             3.2%
Sep-94                                         3.0%                             3.2%
Oct-94                                         2.6%                             3.0%
Nov-94                                         2.7%                             3.0%
Dec-94                                         2.7%                             3.0%
Jan-95                                         2.8%                             2.9%
Feb-95                                         2.9%                             2.9%
Mar-95                                         2.9%                             2.9%
Apr-95                                         3.1%                             2.9%
May-95                                         3.2%                             2.9%
Jun-95                                         3.0%                             2.9%
Jul-95                                         2.8%                             2.7%
Aug-95                                         2.6%                             2.7%
Sep-95                                         2.5%                             2.7%
Oct-95                                         2.8%                             2.7%
Nov-95                                         2.6%                             2.7%
Dec-95                                         2.5%                             2.7%
Jan-96                                         2.7%                             2.8%
Feb-96                                         2.7%                             2.8%
Mar-96                                         2.8%                             2.8%
Apr-96                                         2.9%                             2.9%
May-96                                         2.9%                             2.9%
Jun-96                                         2.8%                             2.9%
Jul-96                                         3.0%                             2.8%
Aug-96                                         2.9%                             2.8%
Sep-96                                         3.0%                             2.8%
Oct-96                                         3.0%                             2.9%
Nov-96                                         3.3%                             2.9%
Dec-96                                         3.3%                             2.9%
Jan-97                                         3.0%                             2.9%
Feb-97                                         3.0%                             2.9%
Mar-97                                         2.8%                             2.9%
Apr-97                                         2.5%                             2.8%
May-97                                         2.2%                             2.8%
Jun-97                                         2.3%                             2.8%
Jul-97                                         2.2%                             3.0%
Aug-97                                         2.2%                             3.0%
Sep-97                                         2.2%                             3.0%
Oct-97                                         2.1%                             3.3%
Nov-97                                         1.8%                             3.3%
Dec-97                                         1.7%                             3.3%
Jan-98                                         1.6%                             3.3%
Feb-98                                         1.4%                             3.3%
Mar-98                                         1.4%                             3.3%
Apr-98                                         1.4%                             3.5%
May-98                                         1.7%                             3.5%
Jun-98                                         1.7%                             3.5%
Jul-98                                         1.7%                             3.7%
Aug-98                                         1.6%                             3.7%
Sep-98                                         1.5%                             3.7%
Oct-98                                         1.5%                             3.4%
Nov-98                                         1.5%                             3.4%
Dec-98                                         1.6%                             3.4%
Jan-99                                         1.7%                             3.0%
Feb-99                                         1.6%                             3.0%
Mar-99                                         1.7%                             3.0%
Apr-99                                         2.3%                             3.2%
May-99                                         2.1%                             3.2%
Jun-99                                         2.0%                             3.2%
Jul-99                                         2.1%                             3.1%
Aug-99                                         2.3%                             3.1%
Sep-99                                         2.6%                             3.1%
Oct-99                                         2.6%                             3.4%
Nov-99                                         2.6%                             3.4%
Dec-99                                         2.7%                             3.4%

Source: Bloomberg L.P.

                             ---------------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1999

Although there is little evidence of accelerating core inflation, the Federal Reserve has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at 2.9% during 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET CLASS TOTAL RETURN PERFORMANCE         S&P 500           RUSSELL 2000          MSCI EAFE         LEHMAN AGGREGATE
GROWTH OF A $1 INVESTMENT             -REGISTERED TRADEMARK-  SMALL-CAP INDEX  -REGISTERED TRADEMARK-     BOND INDEX
                                              INDEX                                  (ND) INDEX
Dec-98                                                 $1.00            $1.00                   $1.00             $1.00
Jan-99                                                 $1.04            $1.01                   $1.00             $1.01
Feb-99                                                 $1.01            $0.93                   $0.97             $0.99
Mar-99                                                 $1.05            $0.95                   $1.01             $0.99
Apr-99                                                 $1.09            $1.03                   $1.05             $1.00
May-99                                                 $1.06            $1.05                   $1.00             $0.99
Jun-99                                                 $1.12            $1.09                   $1.04             $0.99
Jul-99                                                 $1.09            $1.06                   $1.07             $0.98
Aug-99                                                 $1.08            $1.02                   $1.07             $0.98
Sep-99                                                 $1.05            $1.02                   $1.08             $0.99
Oct-99                                                 $1.12            $1.03                   $1.12             $1.00
Nov-99                                                 $1.14            $1.09                   $1.16             $1.00
Dec-99                                                 $1.21            $1.21                   $1.27             $0.99

Compiled by Charles Schwab & Co., Inc.
Source: Bloomberg L.P.

/ / THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL
    RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.

For the first time since 1994, international stocks outperformed the long-dominant domestic large cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P
500-Registered Trademark- Index. Within the S&P 500-Registered Trademark- Index, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the reporting period. Small-cap stocks as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the reporting period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were -0.82% for the year.

U.S. EQUITY VALUATION
The price/earnings ratio for the S&P 500-Registered Trademark- Index reached record highs during 1999 and ended the year at a lofty 32.59 times earnings, approximately twice its long-term average. The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 INDEX PRICE/EARNINGS RATIO
Jan-90                              14.37
Feb-90                              14.21
Mar-90                              14.77
Apr-90                              14.82
May-90                              15.84
Jun-90                              16.66
Jul-90                              16.65
Aug-90                              15.57
Sep-90                              14.90
Oct-90                              14.36
Nov-90                              14.59
Dec-90                              15.19
Jan-91                              14.95
Feb-91                              16.82
Mar-91                              17.48
Apr-91                              17.85
May-91                              17.92
Jun-91                              17.96
Jul-91                              18.07
Aug-91                              19.72
Sep-91                              19.88
Oct-91                              19.92
Nov-91                              21.02
Dec-91                              21.85
Jan-92                              23.35
Feb-92                              23.83
Mar-92                              25.45
Apr-92                              25.51
May-92                              25.71
Jun-92                              25.08
Jul-92                              25.61
Aug-92                              25.50
Sep-92                              24.37
Oct-92                              23.94
Nov-92                              24.08
Dec-92                              24.01
Jan-93                              24.20
Feb-93                              24.25
Mar-93                              24.22
Apr-93                              23.20
May-93                              23.21
Jun-93                              22.58
Jul-93                              22.52
Aug-93                              23.02
Sep-93                              23.74
Oct-93                              23.97
Nov-93                              22.55
Dec-93                              23.55
Jan-94                              22.98
Feb-94                              21.17
Mar-94                              20.34
Apr-94                              20.10
May-94                              20.16
Jun-94                              19.76
Jul-94                              18.64
Aug-94                              18.90
Sep-94                              18.26
Oct-94                              17.55
Nov-94                              16.58
Dec-94                              16.98
Jan-95                              16.23
Feb-95                              16.20
Mar-95                              16.50
Apr-95                              16.02
May-95                              16.43
Jun-95                              16.82
Jul-95                              16.55
Aug-95                              16.18
Sep-95                              16.86
Oct-95                              16.18
Nov-95                              17.14
Dec-95                              17.41
Jan-96                              18.11
Feb-96                              18.56
Mar-96                              18.94
Apr-96                              19.16
May-96                              19.48
Jun-96                              19.30
Jul-96                              18.31
Aug-96                              18.62
Sep-96                              19.75
Oct-96                              19.60
Nov-96                              21.05
Dec-96                              20.70
Jan-97                              20.55
Feb-97                              20.98
Mar-97                              19.87
Apr-97                              20.24
May-97                              21.43
Jun-97                              22.45
Jul-97                              23.92
Aug-97                              22.64
Sep-97                              24.00
Oct-97                              22.84
Nov-97                              24.02
Dec-97                              24.51
Jan-98                              24.99
Feb-98                              26.44
Mar-98                              27.76
Apr-98                              26.51
May-98                              26.12
Jun-98                              27.09
Jul-98                              26.78
Aug-98                              22.77
Sep-98                              24.23
Oct-98                              27.58
Nov-98                              30.14
Dec-98                              31.97
Jan-99                              33.29
Feb-99                              32.65
Mar-99                              33.78
Apr-99                              33.90
May-99                              32.74
Jun-99                              34.70
Jul-99                              31.62
Aug-99                              31.21
Sep-99                              29.90
Oct-99                              29.92
Nov-99                              30.65
Dec-99                              32.53
30-Year Average                     15.5

Source: Bloomberg L.P.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO MANAGEMENT TEAM

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $20 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.
                                ----------------

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1999

PORTFOLIO HIGHLIGHTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB S&P 500 PORTFOLIO  SCHWAB S&P 500         S&P 500
                            PORTFOLIO     -REGISTERED TRADEMARK-
                                                  INDEX
11/01/96                         $10,000                 $10,000
11/30/96                         $10,750                 $10,777
12/31/96                         $10,530                 $10,564
01/31/97                         $11,170                 $11,223
02/28/97                         $11,250                 $11,311
03/31/97                         $10,780                 $10,848
04/30/97                         $11,410                 $11,494
05/31/97                         $12,090                 $12,193
06/30/97                         $12,630                 $12,739
07/31/97                         $13,620                 $13,752
08/31/97                         $12,860                 $12,982
09/30/97                         $13,560                 $13,692
10/31/97                         $13,120                 $13,235
11/30/97                         $13,720                 $13,848
12/31/97                         $13,948                 $14,086
01/31/98                         $14,098                 $14,242
02/28/98                         $15,108                 $15,269
03/31/98                         $15,869                 $16,051
04/30/98                         $16,029                 $16,213
05/31/98                         $15,739                 $15,934
06/30/98                         $16,369                 $16,581
07/31/98                         $16,189                 $16,405
08/31/98                         $13,848                 $14,036
09/30/98                         $14,738                 $14,936
10/31/98                         $15,929                 $16,150
11/30/98                         $16,879                 $17,129
12/31/98                         $17,862                 $18,116
01/31/99                         $18,595                 $18,873
02/28/99                         $18,012                 $18,286
03/31/99                         $18,726                 $19,017
04/30/99                         $19,439                 $19,753
05/31/99                         $18,967                 $19,287
06/30/99                         $20,012                 $20,357
07/31/99                         $19,389                 $19,722
08/31/99                         $19,288                 $19,624
09/30/99                         $18,756                 $19,086
10/31/99                         $19,931                 $20,294
11/30/99                         $20,323                 $20,707
12/31/99                         $21,517                 $21,926

/ / The graph above compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Portfolio at its inception, with a similar investment in the S&P 500 Index.
/ /THE INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL
   RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INDICES ARE UNMANAGED AND DO NOT REFLECT ADVISORY FEES AND OTHER EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. INVESTORS CANNOT INVEST IN AN INDEX DIRECTLY.

Q. HOW DID THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?
A. As discussed in the Market Overview section, large cap domestic stocks (such as those in the S&P 500 Index) achieved strong returns for the year. The S&P 500 Portfolio achieved a total return of 20.47% for the year ended 12/31/99. The since-inception (11/1/96) average annual total return was 27.37%(1). The Portfolio continued to closely track the performance of its benchmark, the S&P 500 Index.

Unlike the Portfolio, the Index does not incur management and other Portfolio costs that reduce returns to the shareholders. Additionally, the Portfolio, unlike the Index, holds a small portion in cash to meet shareholder redemptions and to pay

Portfolio expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Portfolio can be greater or less than in the Index. Lastly, unlike the Index, the Portfolio incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Portfolio compared to the Index, a difference referred to as the Portfolio's "tracking differential." The tracking differential for the Portfolio during the one-year reporting period was 0.57%. Given the Portfolio's current ratio of net expenses to average net assets (0.28%), and the components of tracking differential (as discussed above), we are satisfied with this level of tracking error.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE S&P 500 INDEX CHANGED OVER THE LAST FIVE YEARS?
A. The graph below shows the top ten industry sectors of the S&P 500 Index as of 10/31/99 as well as the historical weightings of these sectors since 10/31/95. Since 1995, the Index has become moderately more concentrated, with the top ten sectors currently representing approximately 73% of the total versus approximately 62% in 1995. The sectors with the largest gains during 1999 were Business Machines (from 5.7% to 13.4%) and Electronics (from 5.1% to 8.0%). The sectors with the largest declines during 1999 were Food and Agriculture (from 6.5% to 3.8%) and International Oil (from 6.6% to 4.2%).

                   S&P 500-REGISTERED TRADEMARK- INDEX REPORT
                                % OF TOTAL INDEX

S&P 500 INDEX              10/95       10/96       10/97       10/98       10/99
----------------------------------------------------------------------------------
Business Machines           5.68        6.40        7.59        9.15       13.35
Drugs & Medicine           10.02       10.40       10.98       12.43       10.89
Telephone                   8.85        6.29        6.37        7.80        8.28
Electronics                 5.10        5.20        5.90        6.17        7.98
Banks                       6.24        7.86        8.15        7.09        6.46
Retail                      4.58        4.84        4.92        5.88        6.41
Miscellaneous Finance       2.98        3.36        4.15        5.22        5.80
Producer Goods              5.16        5.73        5.26        4.95        5.41
International Oil           6.56        6.65        6.37        5.40        4.24
Food & Agriculture          6.50        6.49        5.88        5.46        3.80

Source: Wilshire Associates

(1)A portion of the S&P 500 Portfolio's expenses was reduced. Without these reductions, the Portfolio's 12-month and since- inception average annual total returns would have been 20.39%, and 26.69%, respectively.

                             ---------------------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999


                                               Number            Value
   COMMON STOCK--96.8%                       of Shares           (000s)
--------------------------------------------------------------------------------
   AEROSPACE / DEFENSE--1.0%
   Boeing Co. ...........................      9,596            $   399
   General Dynamics Corp. ...............      2,100                111
   Lockheed Martin Corp. ................      4,000                 88
   Northrop Grumman Corp. ...............        800                 43
   Raytheon Co., Class B ................      3,500                 93
   Rockwell International Corp. .........      1,900                 91
   Textron, Inc. ........................      1,600                123
   United Technologies Corp. ............      4,900                318
                                                                -------
                                                                  1,266
                                                                -------
   AIR TRANSPORTATION--0.3%
   AMR Corp.+ ...........................      1,500                100
   Delta Air Lines, Inc. ................      1,200                 60
   FDX Corp.+ ...........................      3,220                132
   Southwest Airlines Co. ...............      5,312                 86
   U.S. Airways Group, Inc.+ ............        800                 26
                                                                -------
                                                                    404
                                                                -------
   ALCOHOLIC BEVERAGES--0.5%
   Adolph Coors Co., Class B ............        400                 21
   Anheuser-Busch Cos., Inc. ............      4,700                333
   Brown-Forman Corp., Class B ..........        700                 40
   Seagram Co. Ltd. .....................      4,500                202
                                                                -------
                                                                    596
                                                                -------
   APPAREL--0.2%
   Liz Claiborne, Inc. ..................        600                 22
   Nike, Inc., Class B ..................      2,900                144
   Reebok International Ltd.+ ...........        600                  5
   Russell Corp. ........................        400                  7
   VF Corp. .............................      1,200                 36
                                                                -------
                                                                    214
                                                                -------
   AUTOMOTIVE PRODUCTS / MOTOR VEHICLES--1.3%
   B.F. Goodrich Co. ....................      1,200                 33
   Cooper Tire & Rubber Co. .............        700                 11
   Cummins Engine Co., Inc. .............        400                 19
   Dana Corp. ...........................      1,778                 53
   Danaher Corp. ........................      1,400                 68
   Delphi Automotive Systems Corp. ......      5,963                 94
   Eaton Corp. ..........................        700                 51
   Fleetwood Enterprises, Inc. ..........        300                  6
   Ford Motor Co. .......................     12,300                657
   General Motors Corp. .................      6,600                480
   Genuine Parts Co. ....................      1,800                 45

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999


                                                    Number             Value
   COMMON STOCK (CONTINUED)                       of Shares           (000s)
--------------------------------------------------------------------------------

  AUTOMOTIVE PRODUCTS / MOTOR VEHICLES (CONTINUED)
   Goodyear Tire & Rubber Co. ............          1,600            $    45
   Navistar International Corp.+ .........            600                 28
   TRW, Inc. .............................          1,200                 62
                                                                     -------
                                                                       1,652
                                                                     -------
   BANKS--5.0%
   AmSouth Bancorp. ......................          4,050                 78
   Bank of America Corp. .................         17,412                874
   Bank of New York Co., Inc. ............          7,600                304
   Bank One Corp. ........................         11,806                379
   BB&T Corp. ............................          3,400                 93
   Chase Manhattan Corp. .................          8,400                653
   Comerica, Inc. ........................          1,550                 72
   Fifth Third Bancorp. ..................          3,150                231
   First Union Corp. .....................         10,044                330
   Firstar Corp. .........................          9,845                208
   FleetBoston Financial Corp. ...........          9,453                329
   Golden West Financial Corp. ...........          1,500                 50
   Huntington Bancshares, Inc. ...........          2,433                 58
   J.P. Morgan & Co., Inc. ...............          1,800                228
   KeyCorp, Inc. .........................          4,600                102
   Mellon Financial Corp. ................          5,100                174
   National City Corp. ...................          6,400                152
   Northern Trust Corp. ..................          2,400                127
   Old Kent Financial Corp. ..............          1,200                 42
   PNC Bank Corp. ........................          3,100                138
   Regions Financial Corp. ...............          2,400                 60
   Republic New York Corp. ...............          1,000                 72
   SouthTrust Corp. ......................          1,700                 64
   State Street Corp. ....................          1,700                124
   Summit Bancorp. .......................          1,900                 58
   SunTrust Banks, Inc. ..................          3,200                220
   Synovus Financial Corp. ...............          2,900                 58
   U.S. Bancorp. .........................          7,731                184
   Union Planters Corp. ..................          1,600                 63
   Wachovia Corp. ........................          2,000                136
   Washington Mutual, Inc. ...............          5,716                149
   Wells Fargo & Co. .....................         16,700                675
                                                                     -------
                                                                       6,485
                                                                     -------
   BUSINESS MACHINES & SOFTWARE--15.5%
   3Com Corp.+ ...........................          3,500                165
   Adaptec, Inc.+ ........................          1,100                 55
   Adobe Systems, Inc. ...................          1,200                 81

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999



                                                   Number               Value
   Common Stock (continued)                       of Shares            (000s)
--------------------------------------------------------------------------------
   BUSINESS MACHINES & SOFTWARE (CONTINUED)
   Apple Computer, Inc.+ .......................     1,700           $    175
   Autodesk, Inc. ..............................       600                 20
   BMC Software, Inc.+ .........................     2,500                200
   Cabletron Systems, Inc.+ ....................     1,700                 44
   Ceridian Corp.+ .............................     1,400                 30
   Cisco Systems, Inc.+ ........................    33,300              3,567
   Compaq Computer Corp. .......................    17,270                467
   Computer Associates International, Inc. .....     5,600                392
   Compuware Corp.+ ............................     3,700                138
   Comverse Technology, Inc.+ ..................       700                101
   Dell Computer Corp.+ ........................    25,900              1,321
   Gateway, Inc.+ ..............................     3,200                231
   Hewlett-Packard Co. .........................    10,300              1,174
   International Business Machines Corp. .......    18,300              1,976
   Lexmark International Group, Inc., Class A+ .     1,300                118
   Microsoft Corp.+ ............................    52,600              6,141
   Network Appliance, Inc.+ ....................     1,600                133
   Novell, Inc.+ ...............................     3,400                136
   Oracle Sytems Corp.+ ........................    14,425              1,617
   Parametic Technology Corp.+ .................     2,700                 73
   PeopleSoft, Inc.+ ...........................     2,500                 53
   Pitney Bowes, Inc. ..........................     2,800                135
   Seagate Technology, Inc.+ ...................     2,000                 93
   Silicon Graphics, Inc.+ .....................     1,900                 19
   Sun Microsystems, Inc.+ .....................    15,900              1,231
   Unisys Corp.+ ...............................     3,200                102
   Xerox Corp. .................................     6,900                156
                                                                     --------
                                                                       20,144
                                                                     --------
   BUSINESS SERVICES--4.1%
   Advo, Inc.+ .................................       300                  7
   Allied Waste Industries, Inc.+ ..............     1,900                 17
   America Online, Inc.+ .......................    22,800              1,720
   Automatic Data Processing, Inc. .............     6,500                350
   Cendant Corp.+ ..............................     7,302                194
   Citrix Systems, Inc.+ .......................       900                111
   Computer Sciences Corp.+ ....................     1,700                161
   Deluxe Corp. ................................       800                 22
   Ecolab, Inc. ................................     1,300                 51
   Equifax, Inc. ...............................     1,600                 37
   First Data Corp. ............................     4,400                217
   H&R Block, Inc. .............................     1,100                 48
   Interpublic Group of Companies, Inc. ........     2,900                167
   National Service Industries, Inc. ...........       400                 12

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                          Number             Value
   COMMON STOCK (CONTINUED)               of Shares          (000S)
--------------------------------------------------------------------------------
   BUSINESS SERVICES (CONTINUED)
   Omnicom Group, Inc. .................   1,800           $    180
   Paychex, Inc. .......................   2,500                100
   R.R. Donnelly & Sons Co. ............   1,400                 35
   Tyco International Ltd. .............  17,260                671
   Waste Management, Inc. ..............   6,457                111
   Yahoo!, Inc.+ .......................   2,700              1,168
                                                           --------
                                                              5,379
                                                           --------
   CHEMICAL--1.5%
   Air Products & Chemicals, Inc. ......   2,500                 84
   Chemfirst, Inc. .....................     200                  4
   Dow Chemical Co. ....................   2,100                281
   E.I. du Pont de Nemours & Co. .......  10,754                708
   Eastman Chemical Co. ................     800                 38
   Great Lakes Chemical Corp. ..........     700                 27
   Hercules, Inc. ......................   1,100                 31
   Minnesota Mining & Manufacturing Co..   4,100                401
   PPG Industries, Inc. ................   1,700                106
   Praxair, Inc. .......................   1,600                 81
   Rohm & Haas Co. .....................   2,305                 94
   Sigma-Aldrich Corp. .................   1,000                 30
   Union Carbide Corp. .................   1,400                 93
                                                           --------
                                                              1,978
                                                           --------
   CONSTRUCTION--0.2%
   Armstrong World Industries, Inc. ....     400                 13
   Centex Corp. ........................     600                 15
   Fluor Corp. .........................     800                 37
   Kaufman & Broad Home Corp. ..........     500                 12
   Masco Corp. .........................   4,600                117
   Owens Corning .......................     500                 10
   Pulte Corp. .........................     500                 11
   Sherwin-Williams Co. ................   1,800                 38
   The Stanley Works ...................     900                 27
   Vulcan Materials Co. ................   1,100                 44
                                                           --------
                                                                324
                                                           --------
   CONSUMER - DURABLE--0.2%
   Black & Decker Corp. ................     900                 47
   Fortune Brands, Inc. ................   1,700                 56
   Leggett & Platt, Inc. ...............   2,000                 43
   Maytag Corp. ........................     900                 43
   Newell Rubbermaid, Inc. .............   2,924                 85
   Whirlpool Corp. .....................     700                 46
                                                           --------
                                                                320
                                                           --------

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999


                                         Number              Value
   COMMON STOCK (CONTINUED)            of Shares             (000s)
--------------------------------------------------------------------------------
   CONSUMER - NON-DURABLE--0.6%
   American Greetings Corp., Class A.       700           $     17
   Darden Restaurants, Inc. .........     1,300                 24
   Hasbro, Inc. .....................     2,125                 41
   Mattel, Inc. .....................     4,300                 56
   McDonald's Corp. .................    13,800                556
   Tricon Global Restaurants, Inc.+ .     1,600                 62
   Wendy's International, Inc. ......     1,300                 27
                                                          --------
                                                               783
                                                          --------
   CONTAINERS--0.1%
   Ball Corp. .......................       300                 12
   Bemis Co., Inc. ..................       500                 17
   Crown Cork & Seal Co., Inc. ......     1,200                 27
   Owens-Illinois, Inc.+ ............     1,700                 43
   Sealed Air Corp.+ ................       914                 47
                                                          --------
                                                               146
                                                          --------
   ELECTRONICS--9.5%
   ADC Telecommunications, Inc.+ ....     1,600                116
   Advanced Micro Devices, Inc.+ ....     1,400                 41
   Analog Devices, Inc.+ ............     1,800                167
   Andrew Corp.+ ....................       850                 16
   Applied Materials, Inc.+ .........     3,900                494
   Electronic Data Systems Corp. ....     4,900                328
   EMC Corp.+ .......................    10,356              1,131
   Emerson Electric Co. .............     4,500                258
   General Instrument Corp.+ ........     1,800                153
   Intel Corp. ......................    34,000              2,799
   KLA-Tencor Corp.+ ................       900                100
   LSI Logic Corp.+ .................     1,600                108
   Lucent Technologies, Inc. ........    31,895              2,386
   Micron Technology, Inc.+ .........     2,700                210
   Molex, Inc. ......................     1,600                 91
   Motorola, Inc. ...................     6,100                898
   National Semiconductor Corp.+ ....     1,700                 73
   Niagara Mohawk Holdings, Inc.+ ...     1,900                 26
   PE Corp-PE Biosystems Group ......     1,000                120
   PerkinElmer, Inc. ................       400                 17
   QUALCOMM, Inc.+ ..................     6,000              1,057
   Scientific-Atlanta, Inc. .........       800                 45
   Solectron Corp.+ .................     3,000                285
   Tektronix, Inc. ..................       550                 21
   Tellabs, Inc.+ ...................     4,100                263


                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                           Number            Value
   COMMON STOCK (CONTINUED)              of Shares           (000s)
--------------------------------------------------------------------------------
   ELECTRONICS (CONTINUED)
   Teradyne, Inc.+ ......................  1,800            $   119
   Texas Instruments, Inc. ..............  8,100                785
   Thermo Electron Corp.+ ...............  1,600                 24
   Thomas & Betts Corp. .................    600                 19
   Xilinx, Inc.+ ........................  3,400                155
                                                            -------
                                                             12,305
                                                            -------
   ENERGY - RAW MATERIALS--0.7%
   Anadarko Petroleum Corp. .............  1,400                 48
   Apache Corp. .........................  1,100                 41
   Baker Hughes, Inc. ...................  3,480                 73
   Burlington Resources, Inc. ...........  2,252                 74
   Constellation Energy Group ...........  1,500                 44
   Halliburton Co. ......................  4,600                185
   Occidental Petroleum Corp. ...........  3,700                 80
   Rowan Companies, Inc.+ ...............    800                 17
   Schlumberger Ltd. ....................  5,600                315
   Sempra Energy                           2,401                 42
   Sunoco, Inc.                            1,000                 24
   Union Pacific Resources Group, Inc. ..  2,500                 32
                                                            -------
                                                                975
                                                            -------
   FOOD & AGRICULTURE--3.3%
   Archer-Daniels Midland Co. ...........  6,456                 79
   Bestfoods, Inc. ......................  2,800                147
   Campbell Soup Co. ....................  4,500                174
   Coca-Cola Co. ........................ 25,200              1,468
   Coca-Cola Enterprises, Inc. ..........  4,500                 91
   ConAgra, Inc. ........................  5,100                115
   General Mills, Inc. ..................  3,200                114
   H.J. Heinz Co. .......................  3,700                147
   Hershey Foods Corp. ..................  1,500                 71
   Kellogg Co. ..........................  4,200                129
   Monsanto Co. .........................  6,600                235
   PepsiCo, Inc. ........................ 14,900                525
   Quaker Oats Co. ......................  1,400                 92
   Ralston-Ralston Purina Group .........  3,000                 84
   Sara Lee Corp. .......................  9,500                210
   SYSCO Corp. ..........................  3,300                131
   Unilever NV ..........................  5,767                314
   Wm. Wrigley Jr. Co. ..................  1,200                100
                                                            -------
                                                              4,226
                                                            -------

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                          Number             Value
   COMMON STOCK (CONTINUED)              of Shares           (000s)
--------------------------------------------------------------------------------
   GOLD--0.1%
   Barrick Gold Corp. ...................  4,100            $    73
   Homestake Mining Co. .................  2,600                 20
   Newmont Mining Corp. .................  1,686                 41
   Placer Dome, Inc. ....................  3,300                 35
                                                            -------
                                                                169
                                                            -------
   HEALTHCARE / DRUGS & MEDICINE--8.9%
   Abbott Laboratories .................. 15,700                570
   Allergan, Inc. .......................  1,400                 70
   ALZA Corp.+ ..........................  1,100                 38
   American Home Products Corp. ......... 13,500                532
   Amgen, Inc.+ ......................... 10,500                631
   Bausch & Lomb, Inc. ..................    600                 41
   Baxter International, Inc. ...........  3,000                188
   Becton, Dickinson & Co. ..............  2,700                 72
   Biomet, Inc. .........................  1,100                 44
   Boston Scientific Corp.+ .............  4,400                 96
   Bristol-Meyers Squibb Co. ............ 20,200              1,297
   C.R. Bard, Inc. ......................    500                 27
   Cardinal Health, Inc. ................  2,950                141
   Columbia / HCA Healthcare Corp. ......  6,000                176
   Eli Lilly & Co. ...................... 11,100                738
   Guidant Corp.+ .......................  3,200                150
   HealthSouth Corp.+ ...................  4,200                 23
   IMS Health, Inc. .....................  3,200                 87
   Johnson & Johnson .................... 14,100              1,313
   Mallinckrodt, Inc. ...................    700                 22
   Manor Care, Inc+ .....................  1,100                 18
   McKesson HBOC, Inc. ..................  2,806                 63
   Medtronic, Inc. ...................... 12,300                448
   Merck & Co., Inc. .................... 23,800              1,596
   Pfizer, Inc. ......................... 39,500              1,281
   Pharmacia & Upjohn, Inc. .............  5,300                239
   Quintiles Transnational Corp.+ .......  1,200                 22
   Schering-Plough Corp. ................ 14,900                629
   Service Corp. International ..........  2,700                 19
   Shared Medical Systems Corp. .........    300                 15
   St. Jude Medical, Inc.+ ..............    800                 25
   Tenet Healthcare Corp.+ ..............  3,300                 78
   United Healthcare Corp. ..............  1,800                 96
   Warner-Lambert Co. ...................  8,800                721
   Watson Pharmaceuticals, Inc.+ ........  1,100                 39
   Wellpoint Health Networks, Inc.+ .....    600                 40
                                                            -------
                                                             11,585
                                                            -------

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                               Number             Value
   COMMON STOCK (CONTINUED)                  of Shares            (000s)
--------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS--2.0%
   Alberto-Culver Co., Class B .............     600            $    15
   Avon Products, Inc. .....................   2,300                 76
   Clorox Co. ..............................   2,400                121
   Colgate-Palmolive Co. ...................   6,000                390
   Gillette Co. ............................  10,900                449
   International Flavors & Fragrances, Inc..   1,200                 45
   Procter & Gamble Co. ....................  13,300              1,457
   Tupperware Corp. ........................     700                 12
                                                                -------
                                                                  2,565
                                                                -------
   INSURANCE--2.9%
   Aetna, Inc. .............................   1,500                 84
   AFLAC, Inc. .............................   2,700                127
   Allstate Corp. ..........................   8,500                204
   American General Corp. ..................   2,510                190
   American International Group, Inc. ......  15,730              1,701
   Aon Corp. ...............................   2,750                110
   Chubb Corp. .............................   1,800                101
   CIGNA Corp. .............................   1,900                153
   Cincinnati Financial Corp. ..............   1,600                 50
   Conseco, Inc. ...........................   3,441                 62
   Hartford Financial Services Group, Inc. .   2,400                114
   Jefferson-Pilot Corp. ...................   1,000                 68
   Lincoln National Corp. ..................   2,000                 80
   Marsh & McLennan Companies, Inc. ........   2,800                268
   MBIA, Inc. ..............................   1,100                 58
   MGIC Investment Corp. ...................   1,000                 60
   Progressive Corp. .......................     700                 51
   SAFECO Corp. ............................   1,300                 32
   St. Paul Companies, Inc. ................   2,438                 82
   Torchmark Corp. .........................   1,300                 38
   UnumProvident Corp. .....................   2,576                 83
                                                                -------
                                                                  3,716
                                                                -------
   MEDIA--3.0%
   CBS Corp.+ ..............................   7,748                495
   Clear Channel Communications, Inc.+ .....   3,500                312
   Comcast Corp., Class A ..................   7,700                389
   Dow Jones & Co., Inc. ...................     900                 61
   Gannett Co., Inc. .......................   2,800                228
   Harcourt General, Inc. ..................     700                 28
   Knight-Ridder, Inc. .....................     900                 54

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999


                                                    Number              Value
   COMMON STOCK (CONTINUED)                        of Shares            (000s)
--------------------------------------------------------------------------------
   MEDIA (CONTINUED)
   McGraw-Hill Companies, Inc. ...................    2,000           $    123
   Mediaone Group+ ...............................    6,300                484
   Meredith Corp. ................................      500                 21
   New York Times Co., Class A ...................    1,600                 79
   Time Warner, Inc. .............................   13,100                949
   Times Mirror Co., Series A ....................      700                 47
   Tribune Co. ...................................    2,400                132
   Viacom, Inc., Class B+ ........................    7,200                435
                                                                      --------
                                                                         3,837
                                                                      --------
   MISCELLANEOUS--0.0%
   Pactiv Corp.+ .................................    1,700                 18
                                                                      --------
   MISCELLANEOUS FINANCE--5.0%
   American Express Co. ..........................    4,600                765
   Associates First Capital Corp. ................    7,558                207
   Bear Stearns Companies, Inc. ..................    1,312                 56
   Capital One Financial Corp. ...................    2,100                101
   Charles Schwab Corp. ..........................    8,500                326
   Citigroup, Inc. ...............................   34,340              1,908
   Countrywide Credit Industries, Inc. ...........    1,100                 28
   Dun & Bradstreet Corp. ........................    1,800                 53
   Fannie Mae ....................................   10,500                656
   Franklin Resources, Inc. ......................    2,700                 87
   Freddie Mac ...................................    7,100                334
   Household International, Inc. .................    4,819                180
   Lehman Brothers Holdings, Inc. ................    1,300                110
   MBNA Corp. ....................................    8,262                225
   Merrill Lynch & Co., Inc. .....................    3,700                309
   Morgan Stanley Dean Witter Discover & Co. .....    5,725                817
   Paine Webber Group, Inc. ......................    1,500                 58
   Providian Financial Corp. .....................    1,450                132
   SLM Holding Corp. .............................    1,600                 68
   T. Rowe Price Associates, Inc. ................    1,300                 48
                                                                      --------
                                                                         6,468
                                                                      --------
   NON-FERROUS METALS--0.5%
   Alcan Aluminum Ltd. ...........................    2,300                 95
   Alcoa Inc. ....................................    3,800                315
   Engelhard Corp. ...............................    1,500                 28
   Freeport-McMoRan Copper & Gold, Inc., Class B+.    1,600                 34
   Inco Ltd.+ ....................................    1,900                 45
   Phelps Dodge Corp. ............................      815                 55
   Reynolds Metals Co. ...........................      700                 54
                                                                      --------
                                                                           626
                                                                      --------

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999


                                                Number              Value
   COMMON STOCK (CONTINUED)                    of Shares            (000s)
--------------------------------------------------------------------------------
   OIL - DOMESTIC--0.8%
   Amerada Hess Corp. ........................   1,000            $    57
   Ashland, Inc. .............................     800                 26
   Atlantic Richfield Co. ....................   3,300                285
   Conoco, Inc., Class B .....................   6,400                159
   Kerr-McGee Corp. ..........................     784                 49
   Phillips Petroleum Co. ....................   2,700                127
   Tosco Corp. ...............................   1,600                 44
   Transocean Sedco Forex, Inc. ..............   2,084                 70
   Unocal Corp. ..............................   2,600                 87
   USX-Marathon Group ........................   3,200                 79
                                                                  -------
                                                                      983
                                                                  -------
   OIL - INTERNATIONAL--3.9%
   Chevron Corp. .............................   6,700                580
   Exxon Mobil Corp. .........................  35,225              2,838
   Royal Dutch Petroleum Co. - Sponsored ADR .  21,800              1,318
   Texaco, Inc. ..............................   5,615                305
                                                                  -------
                                                                    5,041
                                                                  -------
   OPTICAL & PHOTO--0.2%
   Eastman Kodak Co. .........................   3,200                212
                                                                  -------
   PAPER & FOREST PRODUCTS--0.9%
   Boise Cascade Corp. .......................     700                 28
   Champion International Corp. ..............   1,000                 62
   Fort James Corp. ..........................   1,900                 52
   Georgia-Pacific Group .....................   1,800                 91
   International Paper Co. ...................   4,191                237
   Kimberly-Clark Corp. ......................   5,600                365
   Louisiana-Pacific Corp. ...................   1,000                 14
   Mead Corp. ................................   1,000                 43
   Potlatch Corp. ............................     400                 18
   Temple Inland, Inc. .......................     600                 40
   Westvaco Corp. ............................   1,000                 33
   Weyerhaeuser Co. ..........................   2,400                172
   Willamette Industries, Inc. ...............   1,200                 56
                                                                  -------
                                                                    1,211
                                                                  -------
   PRODUCER GOODS & MANUFACTURING--5.4%
   Avery Dennison Corp. ......................   1,100                 80
   Briggs & Stratton Corp. ...................     200                 11
   Caterpillar, Inc. .........................   3,700                174
   Cooper Industries, Inc. ...................     900                 36
   Corning, Inc. .............................   2,500                322

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999


                                                Number             Value
   COMMON STOCK (CONTINUED)                   of Shares            (000s)
--------------------------------------------------------------------------------
   PRODUCER GOODS & MANUFACTURING (CONTINUED)
   Deere & Co. ..............................   2,500             $  108
   Dover Corp. ..............................   2,000                 91
   FMC Corp.+ ...............................     300                 17
   General Electric Co. (b) .................  33,400              5,169
   Honeywell International, Inc. ............   8,037                464
   Illinois Tool Works, Inc. ................   3,100                209
   Ingersoll-Rand Co. .......................   1,700                 94
   ITT Industries, Inc. .....................     900                 30
   Johnson Controls, Inc. ...................     800                 46
   Milacron, Inc. ...........................     400                  6
   Millipore Corp. ..........................     600                 23
   NACCO Industries, Inc., Class A ..........     100                  6
   Pall Corp. ...............................   1,200                 26
   Parker-Hannifin Corp. ....................   1,150                 59
   Snap-On, Inc. ............................     700                 19
   Springs Industries, Inc. .................     100                  4
   W.W. Grainger, Inc. ......................   1,000                 48
                                                                  ------
                                                                   7,042
                                                                  ------
   RAILROAD & SHIPPING--0.4%
   Burlington Northern Santa Fe Corp. .......   4,800                116
   CSX Corp. ................................   2,200                 69
   Kansas City Southern Industries, Inc. ....   1,200                 90
   Norfolk Southern Corp. ...................   4,000                 82
   Union Pacific Corp. ......................   2,400                105
                                                                  ------
                                                                     462
                                                                  ------
   RETAIL--6.5%
   Albertson's, Inc. ........................   4,475                144
   AutoZone, Inc.+ ..........................   1,500                 48
   Bed, Bath & Beyond, Inc.+ ................   1,500                 52
   Best Buy Co., Inc.+ ......................   2,200                110
   Circuit City Stores, Inc. ................   2,200                 99
   Consolidated Stores Corp.+ ...............   1,100                 18
   Costco Wholesale Corp.+ ..................   2,300                210
   CVS Corp. ................................   4,100                164
   Dayton Hudson Corp. ......................   4,500                330
   Dillards, Inc., Class A ..................   1,200                 24
   Dollar General Corp. .....................   2,731                 62
   Federated Department Stores, Inc.+ .......   2,200                111
   Gap, Inc. ................................   8,662                398
   Home Depot, Inc. .........................  23,400              1,604


                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
December 31, 1999


                                           Number              Value
   COMMON STOCK (CONTINUED)               of Shares            (000S)
--------------------------------------------------------------------------------
   RETAIL (CONTINUED)
   J.C. Penny Co., Inc. .................   2,800             $   56
   Kmart Corp.+ .........................   5,000                 50
   Kohl's Corp.+ ........................   1,600                116
   Kroger Co.+ ..........................   8,700                164
   Limited, Inc. ........................   2,300                100
   Lowe's Companies, Inc. ...............   3,900                233
   May Department Stores Co. ............   3,550                115
   Nordstrom, Inc. ......................   1,600                 42
   Office Depot, Inc.+ ..................   3,800                 42
   Rite Aid Corp. .......................   2,600                 29
   Safeway, Inc.+ .......................   5,400                192
   Sears, Roebuck & Co. .................   4,000                122
   Staples, Inc.+ .......................   4,900                102
   SUPERVALU, Inc. ......................   1,400                 28
   Tandy Corp. ..........................   1,900                 94
   TJX Companies, Inc. ..................   3,300                 68
   Toys `R' Us, Inc.+ ...................   2,500                 36
   Wal-Mart Stores, Inc. ................  45,400              3,138
   Walgreen Co. .........................  10,200                298
   Winn-Dixie Stores, Inc. ..............   1,500                 36
                                                              ------
                                                               8,435
                                                              ------
   STEEL--0.1%
   Allegheny Teledyne, Inc. .............   1,050                 23
   Nucor Corp. ..........................   1,000                 55
   USX-U.S. Steel Group, Inc. ...........     900                 30
   Worthington Industries, Inc. .........     900                 15
                                                              ------
                                                                 123
                                                              ------
   TELEPHONE--8.7%
   Alltel Corp. .........................   3,200                265
   AT&T Corp. ...........................  32,517              1,650
   Bell Atlantic Corp. ..................  15,804                973
   BellSouth Corp. ......................  19,300                903
   CenturyTel, Inc. .....................   1,400                 66
   Global Crossing Ltd.+ ................   7,785                389
   GTE Corp. ............................  10,000                706
   MCI WorldCom, Inc.+ ..................  28,945              1,536
   Nextel Communications, Inc., Class A+.   3,600                371
   Nortel Networks Corp. ................  13,560              1,370
   SBC Communications, Inc. .............  34,810              1,697


                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                            Number              Value
   COMMON STOCK (CONTINUED)               of Shares             (000s)
--------------------------------------------------------------------------------
   TELEPHONE (CONTINUED)
   Sprint Corp.(FON Group) ..............    8,800            $   592
   Sprint Corp. (PCS Group)+ ............    4,450                456
   US WEST, Inc. ........................    5,098                367
                                                              -------
                                                               11,341
                                                              -------
   TOBACCO--0.5%
   Loew's Corp. .........................    1,200                 73
   Phillip Morris Companies, Inc. .......   24,200                561
   Nabisco Group Holdings Corp. .........    3,300                 35
   UST, Inc. ............................    1,800                 45
                                                              -------
                                                                  714
                                                              -------
   TRAVEL & RECREATION--0.9%
   Brunswick Corp. ......................    1,000                 22
   Carnival Corp. .......................    6,200                296
   Harrah's Entertainment, Inc.+ ........    1,300                 34
   Hilton Hotels Corp. ..................    3,800                 37
   Marriott International, Inc., Class A.    2,700                 85
   Mirage Resorts, Inc.+ ................    2,000                 31
   Walt Disney Co. ......................   21,000                614
                                                              -------
                                                                1,119
                                                              -------
   TRUCKING & FREIGHT--0.0%
   PACCAR, Inc. .........................      800                 35
   Ryder Systems, Inc. ..................      700                 17
                                                              -------
                                                                   52
                                                              -------
   UTILITIES - ELECTRIC & GAS--2.1%
   AES Corp.+ ...........................    2,200                164
   Ameren Corp. .........................    1,400                 46
   American Electric Power Co., Inc. ....    2,100                 67
   Carolina Power & Light Co. ...........    1,700                 52
   Central & South West Corp. ...........    2,100                 42
   Cinergy Corp. ........................    1,700                 41
   CMS Energy Corp. .....................    1,000                 31
   Coastal Corp. ........................    2,300                 82
   Columbia Energy Group ................      800                 51
   Consolidated Edison, Inc. ............    2,400                 83
   Consolidated Natural Gas Co. .........      900                 58
   Dominion Resources, Inc. .............    2,000                 79
   DTE Energy Co. .......................    1,500                 47
   Duke Energy Corp. ....................    3,617                181
   Eastern Enterprises ..................      200                 11

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                           Number            Value
   COMMON STOCK (CONTINUED)               of Shares          (000s)
--------------------------------------------------------------------------------
   UTILITIES - ELECTRIC & GAS (CONTINUED)
   Edison International .................   3,600           $     94
   El Paso Energy Corp. .................   2,400                 93
   Enron Corp. ..........................   7,300                324
   Entergy Corp. ........................   2,500                 64
   First Energy Corp. ...................   2,400                 54
   Florida Progress Corp. ...............   1,100                 47
   FPL Group, Inc. ......................   1,900                 81
   GPU, Inc. ............................   1,300                 39
   New Century Energies, Inc. ...........   1,300                 39
   NICOR, Inc. ..........................     400                 13
   Northern States Power Co. ............   1,500                 29
   PECO Energy Co. ......................   1,700                 59
   Peoples Energy Corp. .................     300                 10
   PG&E Corp. ...........................   4,100                 84
   Pinnacle West Capital Corp. ..........     900                 28
   PP&L Resources, Inc. .................   1,600                 37
   Public Service Enterprise Group, Inc..   2,300                 80
   Reliant Energy, Inc. .................   3,050                 70
   Southern Co. .........................   7,100                167
   Texas Utilities Co. ..................   2,922                104
   Unicom Corp. .........................   2,200                 74
   Williams Cos., Inc. ..................   4,600                141
                                                            --------
                                                               2,766
                                                            --------
   TOTAL COMMON STOCK
    (Cost $88,857) ......................                   $125,682
                                                            --------


   U.S. TREASURY OBLIGATION--0.2%             Par
--------------------------------------------------------------------------------
   U.S. Treasury Bill (a)(b)
      5.23%, 3/16/00 ....................$300,000           $    297
                                                            --------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $297) .......................                        297
                                                            --------

                                    ----------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 1999

                                                  Number          Value
   SHORT-TERM INVESTMENTS--1.7%                  of Shares        (000s)
--------------------------------------------------------------------------------
   Provident Institutional TempFund, 4.72%* ...  2,207,062      $  2,207
                                                                --------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,207) ...........................                    2,207
                                                                --------
   TOTAL INVESTMENTS--98.7%
      (Cost $91,361) ..........................                  128,186
                                                                --------
   OTHER ASSETS AND LIABILITIES--1.3%
      Other assets ............................                    1,853
      Liabilities .............................                     (119)
                                                                --------
                                                                   1,734
                                                                --------
   NET ASSETS--100.0% .........................                 $129,920
                                                                ========



   NOTES TO SCHEDULE OF INVESTMENTS

   + Non-Income Producing Security.
   * Interest rate represents the yield as of the report date.
   ADR--American Depository Receipt.
   (a) Yields shown are effective yields at time of purchase.
   (b) These securities, or portion thereof, are being used to collateralize open futures contracts.

-----------
See accompanying Notes to Financial Statements.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
DECEMBER 31, 1999

ASSETS
Investments, at value (Cost $91,361) .......................   $128,186
Amounts on deposit with broker .............................        392
Receivables:
     Investments sold ......................................      1,232
     Fund shares sold ......................................         94
     Dividends .............................................        114
     Interest ..............................................         10
     Variation margin ......................................         10
Prepaid expenses ...........................................          1
                                                               --------
       Total assets ........................................    130,039
                                                               --------
LIABILITIES
Payables:
     Investments purchased .................................         33
     Fund shares redeemed ..................................          5
     Investment advisory and administration fees ...........         18
Accrued expenses ...........................................         63
                                                               --------
       Total liabilities ...................................        119
                                                               --------
Net assets applicable to outstanding shares ................   $129,920
                                                               ========
NET ASSETS CONSIST OF:
Paid-in capital ............................................   $ 91,947
Undistributed net investment income ........................      1,240
Accumulated net realized loss on investments sold and futures
  contracts ................................................       (188)
Net unrealized appreciation on investments and futures
  contracts ................................................     36,921
                                                               --------
                                                               $129,920
                                                               ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
  (unlimited shares authorized) ............................      6,111
NET ASSET VALUE, offering and redemption price per share ...     $21.26

----------
See accompanying Notes to Financial Statements.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS (in thousands)
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $13) .......    $ 1,353
   Interest ...............................................        194
                                                               -------
     Total investment income ..............................      1,547
                                                               -------
EXPENSES:
   Investment advisory and administration fees ............        270
   Custodian fees .........................................         29
   Portfolio accounting fees ..............................         19
   Professional fees ......................................         22
   Registration fees ......................................         27
   Shareholder reports ....................................          4
   Trustees' fees .........................................          1
   Other expenses .........................................          5
                                                               -------
                                                                   377

Less: expenses reduced (see Note 4)........................        (71)
                                                               -------
     Net expenses incurred by fund ........................        306
                                                               -------
NET INVESTMENT INCOME .....................................      1,241
                                                               -------
NET REALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS:
     Net realized gain on investments sold ................         10
     Net realized gain on futures contracts ...............         45
                                                               -------
       Net realized gain on investments sold and futures
         contracts ........................................         55
                                                               -------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS AND
  FUTURES CONTRACTS:
     Net unrealized appreciation on investments ...........     18,925
     Net unrealized appreciation on futures contracts .....         25
                                                               -------
       Net unrealized appreciation on investments and
          futures contracts ...............................     18,950
                                                               -------
Net gain on investments ...................................     19,005
                                                               -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $20,246
                                                               =======

----------
See accompanying Notes to Financial Statements.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    1999            1998
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income .....................................................................    $  1,241         $   869
   Net realized gain (loss) on investments and futures contracts .............................          55            (133)
   Change in net unrealized appreciation on investments and futures contracts ................      18,950          13,386
                                                                                                  --------         -------
   Increase in net assets resulting from operations ..........................................      20,246          14,122
                                                                                                  --------         -------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ......................................        (869)           (303)
   Distributions to shareholders from net capital gains ......................................         (89)            (33)
                                                                                                  --------         -------
   Total dividends and distributions to shareholders .........................................        (958)           (336)
                                                                                                  --------         -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .................................................................      45,590          46,964
   Net asset value of shares issued in reinvestment of dividends .............................         958             336
   Payments for shares redeemed ..............................................................     (19,785)        (14,273)
                                                                                                  --------         -------
   Increase in net assets from capital share transactions ....................................      26,763          33,027
                                                                                                  --------         -------
Total increase in net assets .................................................................      46,051          46,813
NET ASSETS:
   Beginning of year .........................................................................      83,869          37,056
                                                                                                  --------         -------
   End of year (including undistributed net investment income
     of $1,240 and $869, respectively) .......................................................    $129,920         $83,869
                                                                                                  ========         =======
NUMBER OF FUND SHARES:
   Sold ......................................................................................       2,376           2,979
   Reinvested ................................................................................          46              19
   Redeemed ..................................................................................      (1,029)           (938)
                                                                                                  --------         -------
   Net increase in shares outstanding ........................................................       1,393           2,060

SHARES OUTSTANDING:
   Beginning of year .........................................................................       4,718           2,658
                                                                                                  --------         -------
   End of year ...............................................................................       6,111           4,718
                                                                                                  ========         =======

------------
See accompanying Notes to Financial Statements.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,


                                                                   1999             1998                1997           1996 (1)
                                                                 --------          ------              ------         ---------
PER-SHARE DATA ($):

 Net asset valueat beginning of period                             17.78            13.94               10.53           10.00
                                                                --------          -------             -------          ------
 Income from investment operations:
    Net investment income                                           0.16             0.13                0.09            0.03
    Net realized and unrealized gains
      on investments                                                3.47             3.78                3.33            0.50
                                                                --------          -------             -------          ------
    Total income from investment operations                         3.63             3.91                3.42            0.53
 Less distributions:
    Dividends from net investment income                           (0.14)           (0.06)              (0.01)             --
    Distributions from realized gains on investments               (0.01)           (0.01)                 --              --
                                                                --------          -------             -------          ------
    Total distributions                                            (0.15)           (0.07)              (0.01)             --
                                                                --------          -------             -------          ------
 Net asset value at end of period                                  21.26            17.78               13.94           10.53
                                                                ========          =======             =======          ======

 Total return (%)                                                  20.47            28.06               32.46            5.30(2)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------
Ratio of net operating expenses to average
    net assets                                                      0.28             0.28                0.29            0.33(3)
Expense reductions reflected in above ratio                         0.06             0.27                0.64            2.78(3)
Ratio of net investment income to average
    net assets                                                      1.14             1.52                1.56            2.16(3)
 Portfolio turnover rate                                               7                7                   4              --
Net assets, end of period ($ x 1,000)                           $129,920          $83,869             $37,056          $5,923


(1) For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
(2) Not annualized.
(3) Annualized.

-----------
See accompanying Notes to Financial Statements.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENT
FOR THE YEAR ENDED DECEMBER 31, 1999
(ALL DOLLAR AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED)

1.  DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS--The Schwab S&P 500 Portfolio may invest in futures contracts. The fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the fund's statement of operations at any given time.

As of December 31, 1999, the Schwab S&P 500 Portfolio had the following open S&P 500 Index futures contracts:


          Type of     Number of   Contract                 Unrealized
         Contract     Contracts     Value    Expiration   Appreciation
         --------     ---------   --------   ----------   ------------
       S&P 500 Index     11        $3,932     03/17/00        $96

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at December 31, 1999 was $392 and $297, respectively for the Schwab S&P 500 Portfolio. The fund has segregated short-term investments and other securities for the remaining portion of the contract value.

EXPENSES--Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENT (continued)

FEDERAL INCOME TAXES--It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

At December 31, 1999 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $36,921 of which $43,923 related to appreciated securities and $7,002 related to depreciated securities.

RECLASSIFICATIONS--Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. Accordingly, permanent book/tax differences of $1 were reclassified from undistributed net investment income to paid-in capital. These reclassifications have no effect on net assets or net asset value per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.20% on the first $500 million of average daily net assets, and 0.17% on such net assets over $500 million. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.36% on the first $1 billion of average daily net assets, 0.33% on the next $1 billion and 0.31% on such net assets over $2 billion. The investment adviser has reduced its fee for the year ended December 31, 1999. (see Note 4)

OFFICERS AND TRUSTEES--Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the year ended December 31, 1999, the fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the "1940 Act," as amended. The fund incurred fees of $1 related to the trust's unaffiliated trustees.

As of December 31, 1999, the Schwab S&P 500 Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $326.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2000, the fund's net operating expenses will not exceed 0.28% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the year ended December 31, 1999 the total of such fees and expenses reduced by the investment adviser was $71.

5.  BORROWING AGREEMENTS

The trust has a line of credit arrangement with PNC Bank N.A. and Bank of America NT & SA whereby the trust may borrow on behalf of the fund, on a temporary basis, to fund shareholder redemptions. The trust may borrow in an aggregate amount of up to $66 million from PNC Bank N.A. and $100 million from Bank of America NT & SA. Amounts borrowed under these arrangements bear interest at periodically negotiated rates and may be collateralized by the assets of the fund. As of December 31, 1999, there were no outstanding borrowings made under this arrangement.


6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations and U.S. government securities, aggregated $32,159 and $7,036, respectively, for the year ended December 31, 1999.

                                    ----------

SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1999 ANNUAL REPORT
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

                                    ----------

SCHWAB S&P 500 PORTFOLIO
DECEMBER 31, 1999 ANNUAL REPORT
TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Schwab S&P 500 Portfolio hereby designates 97% of the ordinary income dividends as qualifying for the dividends received deduction for the fiscal year ended December 31, 1999.
                                   -----------
                                       26